UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568
                                   -------

The Value Line Fund, Inc.
-------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1:  SCHEDULE OF INVESTMENTS.

         A copy of Schedule of Investments for the period ended 9/30/04 is included with this Form.

                               THE VALUE LINE FUND
                             Schedule of Investments
                          September 30, 2004(Unaudited)

                                                                                               Percent of Total
                 Security Description                            Shares      Market Value        Net Assets
----------------------------------------------------------------------------------------------------------------
COMMON STOCK
AEROSPACE/DEFENSE
Armor Holdings, Inc.                                             93,000        3,869,730            2.0%
L-3 Communications Holdings, Inc.                                48,400        3,242,800            1.7%
United Industrial Corp.                                          35,000        1,151,150            0.6%
                                                                        ---------------------------------
                                                                               8,263,680            4.2%
AIR TRANSPORT
FedEx Corp.                                                      12,200        1,045,418            0.5%

AUTO & TRUCK
Toyota Motor Corp.                                               13,200        1,008,216            0.5%

AUTO PARTS
Tenneco Automotive Inc.                                          75,000          982,500            0.5%

BIOTECHNOLOGY
Amgen Inc.                                                       25,000        1,417,000            0.7%

BUILDING MATERIALS
Trex Co., Inc.                                                   20,000          885,600            0.5%

CHEMICAL - DIVERSIFIED
Eastman Chemical Company                                         69,500        3,304,725            1.7%

COAL
Joy Global, Inc.                                                 30,000        1,031,400            0.5%

COMPUTER & PERIFERALS
DELL INC                                                         47,700        1,698,120            1.0%

COMPUTER SOFTWARE SERVICES
Adobe Systems, Inc.                                              30,000        1,484,100            0.8%
ANTEON INTERNATIONAL CORP.                                       30,300        1,110,495            0.6%
Autodesk, Inc.                                                   72,900        3,545,127            1.8%
Macromedia, Inc.                                                 61,000        1,224,880            0.6%
Symantec Corp.                                                   70,000        3,841,600            2.0%
                                                                        ---------------------------------
                                                                              11,206,202            5.7%
DIVERSIFIED COMPANY
CENDANT CORP.                                                    50,100        1,082,160            0.6%
ESCO TECHNOLOGIES, INC.                                          49,000        3,320,240            1.7%
PARK OHIO HOLDINGS CORP.                                         82,500        1,476,750            0.8%
                                                                        ---------------------------------
                                                                               5,879,150            3.0%
DRUG
Biogen Idec, Inc.                                                50,600        3,095,202            1.6%
Celgene Corp.                                                    18,300        1,065,609            0.5%
Pfizer, Inc.                                                     29,000          887,400            0.5%
                                                                        ---------------------------------
                                                                               5,048,211            2.6%
E-COMMERCE
Sapient Corp.                                                   194,700        1,485,561            0.8%
TIBCO SOFTWARE, INC.                                             68,400          582,084            0.3%
                                                                        ---------------------------------
                                                                               2,067,645            1.1%
ELECTRIAL EQUIPMENT
FLIR Systems, Inc.                                               60,000        3,510,000            1.8%
ROCKWELL AUTOMATION, INC.                                        27,300        1,056,510            0.5%
Thomas & Betts Corp.                                            118,000        3,164,760            1.6%
                                                                        ---------------------------------
                                                                               7,731,270            4.0%
ELECTRONICS
Agilysys, Inc.                                                   87,400        1,511,146            0.8%
Harman International Industries, Inc.                            35,100        3,782,025            1.9%
INTERMAGNETICS GEN CORP                                         130,000        3,009,500            1.5%
                                                                        ---------------------------------
                                                                               8,302,671            4.2%

                                                                                               Percent of Total
                 Security Description                            Shares      Market Value        Net Assets
----------------------------------------------------------------------------------------------------------------
ENTERTAINMENT
UNIVISION COMMUNICATIONS INC                                     29,200          923,012            0.5%

FINANCIAL SERVICES
American International Group, Inc.                               35,500        2,413,645            1.2%

GROCERY
SMART + FINAL INC                                                60,000        1,005,600            0.5%

HOME APPLIANCES
BLACK + DECKER CORPORATION                                       14,400        1,115,136            0.6%

HOME BUILDING
M.D.C. HOLDINGS INC                                               8,000          584,800            0.3%

HOTEL/GAMING
Station Casinos, Inc.                                            21,800        1,069,072            0.5%

HUMAN RESOURCES
Korn/Ferry International                                        109,500        1,996,185            1.0%

INDUSTRIAL SERVICES
Navigant Consulting, Inc.                                       154,300        3,388,428            1.7%

INSURANCE - PROPERTY/CASUALTY
American Financial Group, Inc.                                  105,500        3,153,395            1.6%
OHIO CAS CORP                                                    51,500        1,077,895            0.6%
SAFECO CORP                                                      20,800          949,520            0.5%
                                                                        ---------------------------------
                                                                               5,180,810            2.6%
INTERNET
eBay, Inc.                                                       23,600        2,169,784            1.1%

MACHINERY
AGCO CORP                                                        51,600        1,167,192            0.6%

MEDICAL SERVICES
Aetna Inc.                                                        6,200          619,566            0.3%
Anthem, Inc.                                                     12,000        1,047,000            0.5%
COMMUNITY HEALTH SYS INC NEW                                     21,700          578,956            0.3%
                                                                        ---------------------------------
                                                                               2,245,522            1.1%
MEDICAL SUPPLIES
Bard (C.R.), Inc.                                                18,900        1,070,307            0.5%
BIOMET INC                                                       22,000        1,031,360            0.5%
BIOSITE INC                                                      79,000        3,867,840            2.0%
CYTYC CORP                                                      131,400        3,173,310            1.6%
Fisher Scientific International, Inc.                            28,500        1,662,405            0.8%
MEDTRONIC INC                                                    20,400        1,058,760            0.5%
                                                                        ---------------------------------
                                                                              11,863,982            6.1%
METAL FABRICATING
LONE STAR TECHNOLOGIES INC                                      100,000        3,780,000            1.9%
TIMKEN CO                                                        40,400          994,648            0.5%
                                                                        ---------------------------------
                                                                               4,774,648            2.4%
METALS & MINING
Brush Engineered Materials Inc.                                 100,000        2,071,000            1.1%
PHELPS DODGE CORP                                                13,100        1,205,593            0.6%
                                                                        ---------------------------------
                                                                               3,276,593            1.7%
NATURAL GAS - DIVERSIFIED
Southwestern Energy Co.                                          12,500          524,875            0.3%
XTO ENERGY INC                                                   35,000        1,136,800            0.6%
                                                                        ---------------------------------
                                                                               1,661,675            0.8%
OILFIELD SERVICES/EQUIPMENT
BAKER HUGHES INC                                                 25,000        1,093,000            0.6%
CAL DIVE INTL INC                                                33,000        1,175,460            0.6%
INPUT/OUTPUT INC                                                330,000        3,402,300            1.7%
Schlumberger Ltd.                                                16,800        1,130,808            0.6%
                                                                        ---------------------------------
                                                                               6,801,568            3.5%

                                                                                               Percent of Total
                 Security Description                            Shares      Market Value        Net Assets
----------------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINER
BALL CORP                                                        19,000          711,170            0.4%

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                            63,900        2,297,205            1.2%
Potlatch Corp.                                                   78,000        3,651,180            1.9%
                                                                        ---------------------------------
                                                                               5,948,385            3.0%
PETROLEUM - INTERGRATED
VALERO ENERGY CORP                                               10,000          802,100            0.4%

PHARMACY
WALGREEN CO                                                      54,700        1,959,901            1.0%

POWER INDUSTRY
HEADWATERS INC                                                   53,700        1,657,182            0.8%

PRECISION INSTRUMENT
II VI INC                                                        90,000        3,150,900            1.6%

RAILROAD
Norfolk Southern Corp.                                          124,000        3,687,760            2.0%

RECREATION
HARLEY DAVIDSON INC                                              16,600          986,704            0.5%

RETAIL - SPECIAL LINES
American Eagle Outfitters, Inc.                                 107,200        3,950,320            2.0%
FOSSIL INC                                                       35,200        1,089,088            0.6%
Guitar Center, Inc.                                              70,500        3,052,650            1.6%
SOTHEBYS HLDGS INC                                               64,000        1,006,080            0.5%
Urban Outfitters, Inc.                                          112,000        3,852,800            2.0%
                                                                        ---------------------------------
                                                                              12,950,938            6.6%
RETAIL BUILDING SUPPLY
BUILDING MATLS HLDG CORP                                         56,500        1,554,880            0.8%
FASTENAL CO                                                      16,600          956,160            0.5%
Home Depot, Inc. (The)                                           90,700        3,555,440            1.8%
                                                                        ---------------------------------
                                                                               6,066,480            3.1%
RETAIL STORE
Penney (J.C.) Co., Inc.                                          85,000        2,998,800            1.5%

SEMI-CONDUCTOR
CREE INC                                                        120,000        3,663,600            1.9%
Motorola, Inc.                                                   90,000        1,623,600            0.8%
                                                                        ---------------------------------
                                                                               5,287,200            2.7%
STEEL - GENERAL
CARPENTER TECHNOLOGY CORP                                        24,900        1,188,726            0.6%
COMMERCIAL METALS CO                                             16,100          639,492            0.3%
NUCOR CORP                                                       29,000        2,649,730            1.4%
                                                                        ---------------------------------
                                                                               4,477,948            2.3%
TELECOMMUNICATIONS EQUIPMENT
JUNIPER NETWORKS INC                                            114,500        2,702,200            1.4%
Marvell Technology Group Ltd.                                   120,600        3,151,278            1.6%
QUALCOMM Inc.                                                    75,000        2,928,000            1.5%
TELLABS INC                                                     108,200          994,358            0.5%
                                                                        ---------------------------------
                                                                               9,775,836            5.0%
TELECOMMUNICATIONS SERVICES
Western Wireless Corp. Class "A"                                112,700        2,897,517            1.5%

TIOLETRIES/COSMETICS
Chattem, Inc.                                                   111,400        3,592,650            1.8%
Nu Skin Enterprises, Inc. Class "A"                             126,300        2,969,313            1.5%
                                                                        ---------------------------------
                                                                               6,561,963            3.4%

                                                                                               Percent of Total
                 Security Description                            Shares      Market Value        Net Assets
----------------------------------------------------------------------------------------------------------------
TRUCKING
ARKANSAS BEST CORP                                               28,000        1,025,360            0.5%
FORWARD AIR CORP                                                 26,200        1,048,524            0.5%
Hunt (J.B.) Transport Services, Inc.                             81,000        3,008,340            1.5%
YELLOW ROADWAY CORP                                              22,000        1,031,580            0.5%
                                                                        ---------------------------------
                                                                               6,113,804            3.1%

WIRELESS NETWORKING
Research In Motion Ltd.                                          49,000        3,740,660            2.0%
                                                                        =================================


TOTAL COMMON STOCK AND TOTAL
INVESTMENT SECURITIES ($174,136,071.70)                                      191,284,708           97.8%
                                                                        ---------------------------------




PRINCIPAL AMOUNT                                             PAR VALUE
------------------------------------------------------------------------

REPURCHASE AGREEMENT (2.3%)
  (INCLUDING ACCRUED INTEREST)
Collateralized by $3,769,000 U.S. Treasury
Bonds 6.75%, due 8/15/26, with a value of $4,697,116
(with UBS Warburg LLC, 1.55% dated 9/30/04, due             $ 4,600,000
10/1/04, delivery value $4,600,198)...................    -------------    $   4,600,198
                                                                        -----------------

EXCESS OF LIABILITIES OVER CASH
AND OTHER ASSETS (-0.1%)..............................                          (199,372)
                                                                        -----------------

NET ASSETS (100.0%)...................................                     $ 195,685,534
                                                                        =================

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER OUTSTANDING SHARE
($195,685,534 / 13,873,952 SHARES OF CAPITAL STOCK
OUTSTANDING)..........................................                     $       14.10
                                                                        =================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: November 29, 2004
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: November 29, 2004
      --------------------------